Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option - $ / shares			3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)			553,746
Granted (in shares)			95,287
Exercised (in shares)			0
Canceled/expired (in shares)			0
Outstanding at end of period (in shares)	649,033	553,746	649,033
Exercisable at end of period (in shares)	318,676		318,676
Weighted Average Exercise Price
Outstanding at beginning of period (USD per share)			$ 108.53
Granted (USD per share)			174.96
Exercised (USD per share)			0
Canceled/expired (USD per share)			0
Outstanding at end of period (USD per share)	$ 118.28	$ 108.53	118.28
Exercisable at end of period (USD per share)	92.36		92.36
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)			31.63
Granted (USD per share)			48.36	$ 42.11
Exercised (USD per share)			0
Canceled/expired (USD per share)			0
Outstanding at end of period (USD per share)	34.09	$ 31.63	34.09
Exercisable at end of period (USD per share)	$ 27.37		$ 27.37
Weighted Average Remaining Contractual Life
Outstanding at end of period	5 years 1 month 6 days	4 years 10 months 9 days
Exercisable at end of period	3 years 9 months 29 days